Effect of changes and other accounting matters on insurance assets and liabilities	12 Months Ended
Dec. 31, 2017
Effect of changes and other accounting matters on insurance assets and liabilities
Effect of changes and other accounting matters on insurance assets and liabilities

B3  Effect of changes and other accounting matters on insurance assets and liabilities

The following matters are relevant to the determination of the 2017 results:

(a)   Asia insurance operations

In 2017, the IFRS operating profit based on longer-term investment returns for Asia insurance operations included a net credit of £75 million (2016: £67 million; 2015: £62 million) representing a small number of individually minor items.

(b)   US insurance operations

Changes in the policyholder liabilities held for variable and fixed index annuity guarantees are reported as part of non-operating profit and are as described in note B1.2.

(c)   UK and Europe insurance operations

Annuity business

Allowance for credit risk

For IFRS reporting, the results for UK shareholder-backed annuity business are particularly sensitive to the allowances made for credit risk. The allowance is reflected in the deduction from the valuation rate of interest for discounting projected future annuity payments to policyholders that would have otherwise applied. The credit risk allowance comprises an amount for long-term best estimate defaults and additional provisions for credit risk premium, the cost of downgrades and short-term defaults.

The IFRS credit risk allowance made for the UK shareholder-backed fixed and linked annuity business equated to 42 basis points at 31 December 2017 (2016: 43 basis points; 2015: 42 basis points). The allowance represented 28 per cent of the bond spread over swap rates (2016: 26 per cent; 2015: 25 per cent).

The reserves for credit risk allowance at 31 December 2017 for the UK shareholder-backed business were £1.6 billion (2016: £1.7 billion; 2015: £1.6 billion).

Other assumption changes

For the shareholder-backed business, in addition to the movement in the credit risk allowance discussed above, the net effect of routine changes to assumptions in 2017, was a credit of £173 million (2016: credit of £16 million; 2015: credit of £31 million).This included, amongst other items, a benefit to IFRS operating profit based on longer-term investment returns of £204 million, relating to changes to annuitant mortality assumptions primarily reflecting the adoption of the Continuous Mortality Investigation (CMI) 2015 model. Further information on changes to mortality assumptions is given in note C4.1(d).

Longevity reinsurance and other management actions

A number of management actions were taken in 2017 to improve the solvency position of the UK and Europe insurance operations and further mitigate market risk, which have generated combined profits of £276 million. Similar actions were also taken in 2016 and 2015.

Of this amount £31 million related to profit from an additional longevity reinsurance transactions covering £0.5 billion of annuity liabilities on an IFRS basis, with the balance of £245 million reflecting the effect of repositioning the fixed income portfolio and other actions. The contribution to profit from similar longevity reinsurance and other management actions in 2016 was £332 million (of which £197 million related to longevity reinsurance transactions covering £5.4 billion of IFRS annuity liabilities).

The contribution to profit from similar longevity reinsurance transactions in 2015 was £231 million, covering £6.4 billion of annuity liabilities (on a Pillar 1 basis). Other asset-related management actions generated a further £169 million in 2015.

At 31 December 2017, longevity reinsurance covered £14.4 billion of IFRS annuity liabilities equivalent to 44 per cent of total annuity liabilities (2016: £14.4 billion, 42 per cent).

With-profits sub-fund

For the with-profits sub-fund, the aggregate effect of assumption changes in 2017 was a net charge to unallocated surplus of £58 million (2016: net charge of £78 million; 2015: net charge of £114 million).